Net Loss per Share - Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (3,018)	$ (2,240)	$ (1,094)	$ (1,356)	$ (5,258)	$ (2,450)	$ (8,494)	$ (3,639)
Weighted-average number of shares - basic	9,621,484		2,374,479		9,668,100	2,354,589	3,493,267	2,303,237
Weighted-average number of shares - diluted	9,621,484		2,374,479		9,668,100	2,354,589	3,493,267	2,303,237
Net loss per share - basic	$ (0.32)		$ (0.46)		$ (0.55)	$ (1.04)	$ (2.43)	$ (1.58)
Net loss per share - diluted	$ 0.32		$ 0.46		$ 0.55	$ 1.04	$ (2.43)	$ (1.58)